CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Parenthetical) (Details) - USD ($)	Aug. 31, 2021	Mar. 31, 2021	Mar. 17, 2021	Feb. 28, 2021	Feb. 02, 2021
March Note
Debt Instrument [Line Items]
Principal amount		$ 20,000,000	$ 20,000,000
Interest rate (as a percent)		6.00%	6.00%
February Note
Debt Instrument [Line Items]
Principal amount				$ 5,000,000	$ 5,000,000
Interest rate (as a percent)				6.00%	6.00%
August Note
Debt Instrument [Line Items]
Principal amount	$ 5,500,000
Interest rate (as a percent)	6.00%